UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC

Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017


13F File Number: 28-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew H. Rabinowitz
Title:  Chief Financial Officer
Phone:  (212) 381-4461


Signature, Place and Date of Signing:

/s/ Andrew H. Rabinowitz       New York, New York             February 10, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  81

Form 13F Information Table Value Total: $724,399
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.      Form 13F File Number                    Name

1         28-10683               Marathon Global Convertible Master Fund, Ltd.

2                                Marathon Special Opportunity Master Fund, Ltd.

                                                        FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7       COLUMN 8

                                 TITLE OF                       VALUE      SHRS OR   SH/ PUT/  INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS             CUSIP        (X1000)    PRN AMT   PRN CALL  DISCRT  MGRS  SOLE    SHARED    NONE
--------------                   -----             -----        -------    -------   --------  ------  ----  ----    ------    ----
AMERICAN EXPRESS CO              DBCV 1.850% 12/0  025816AS8     31875   30,000,000            SHARED  1            30,000,000
AMERICAN AXLE & MFG HLDGS IN     COM               024061103       190      100,000  PUT       SHARED  2               100,000
AMR CORP                         NOTE 4.250% 9/2   001765BA3      1788    1,250,000            SHARED  2             1,250,000
ATHEROGENICS INC                 COM               047439954         5       50,000  PUT       SHARED  1                50,000
BANKUNITED FINL CORP             NOTE 3.125% 3/0   06652BAE3      4556    5,000,000            SHARED  1             5,000,000
BAUSCH & LOMB INC                FRNT 8/0          071707AM5     26850   20,000,000            SHARED  1            20,000,000
CABLEVISION SYS CORP             CL A NY CABLVS    12686C109     23470    1,000,000            SHARED  2             1,000,000
CABLEVISION SYS CORP             CL A NY CABLVS    12686C109      2450    1,000,000  PUT       SHARED  2             1,000,000
CARMIKE CINEMAS INC              COM               143436400       216        8,500            SHARED  2                 8,500
CENTERRPOINT ENERGY INC          NOTE 2.875% 1/1   15189TAL1     21550   20,000,000            SHARED  1            20,000,000
CENTURYTEL INC                   COM               156700106         2       40,000  PUT       SHARED  1                40,000
CHIRON CORP                      DBCV 1.625% 8/0   170040AG4      2459    2,500,000            SHARED  2             2,500,000
CITADEL BROADCASTING CORP        NOTE 1.875% 2/1   17285TAB2     11663   15,000,000            SHARED  1            15,000,000
COMCAST CORP NEW                 CL A              20030N101        43        1,659            SHARED  2                 1,659
COMCAST CORP NEW                 CL A              20030N101      2592      100,000            SHARED  1               100,000
COMCAST CORP NEW                 CL A              20030N101       240      200,000  PUT       SHARED  2               200,000
COMPUTER SCIENCES CORP           COM               205363104       237      249,300  PUT       SHARED  2               249,300
COMPUTER SCIENCES CORP           COM               205363104        60      150,000  CALL      SHARED  2               150,000
CONSTAR INTL INC NEW             COM               21036U107       596      170,400            SHARED  2               170,400
CONTINENTAL AIRLS INC            NOTE 5.000% 6/1   210795PJ3     22138   17,500,000            SHARED  2            17,500,000
CONTINENTAL AIRLS INC            NOTE 4.500% 2/0   210795PD6     19000   20,000,000            SHARED  2            20,000,000
CONTINENTAL AIRLS INC            NOTE 5.000% 6/1   210795PJ3     83573   66,066,000            SHARED  1            66,066,000
CONTINENTAL AIRLS INC            CL B              210795308        46       25,000  CALL      SHARED  1                25,000
COOPER TIRE AND RUBBER CO        PUT               216831107        29       50,000  PUT       SHARED  2                50,000
DANA CORP                        COM               235811106       718      100,000            SHARED  2               100,000
DANA CORP                        COM               235811106      9950      100,000  PUT       SHARED  2               100,000
DURA AUTOMOTIVE SYS CORP         CL A              265903104      1919      856,524            SHARED  2               856,524
DYNEGY INC NEW                   SDCV 4.750% 8/1   26816QAB7     48463   37,459,000            SHARED  2            37,459,000
ELAN PLC                         ADR               284131208      1045       75,000            SHARED  2                75,000
ELAN PLC                         ADR               284131208     11230      200,000  CALL      SHARED  2                 1,000
ELAN PLC                         ADR               284131208      1780      200,000  CALL      SHARED  1                 1,000
FAIRFAX FINL HLDGS LLTD          DBCV 5.000% 7/1   303901AL6     16110   18,000,000            SHARED  2            18,000,000
FORD MTR CO CAP TR II            PFD TR CV6.5%     345395206     21287      769,600            SHARED  1               769,600
FORD MTR CO DEL                  COM PAR $.01      345370860       247      300,000  CALL      SHARED  1               300,000
GATEWAY INC                      NOTE 1.500% 12/3  367626AB4      3650    5,000,000            SHARED  1             5,000,000
GATEWAY INC                      NOTE 2.000% 12/3  367626AD0      4234    6,250,000            SHARED  1             6,250,000
GENERAL MTRS CORP                DEB SR CV C 33    370442717     12568      800,500            SHARED  1               800,500
GENERAL MTRS CORP                DEB SR CV C B     370442733      2383      160,500            SHARED  2               160,500
GENERAL MTRS CORP                COM               370442105     10700      100,000  PUT       SHARED  2               100,000
GENERAL MTRS CORP                COM               370442105       565      100,000  PUT       SHARED  1               100,000
GRACE WR & CO DEL NEW            COM               38388F108     18134    1,929,150            SHARED  2             1,929,150
GRAFTECH INTL LTD                DBCV 1.625%1/1    384313AB8       730    1,000,000            SHARED  1             1,000,000
HAYES LEMMERZ INTL INC           COM NEW           420781304      7339    2,084,807            SHARED  2             2,084,807
HEALTH MGMT ASSOC INC NEW        NOTE 1/2          421933AG7     26931   31,000,000            SHARED  1            31,000,000
INFINEON TECHNOLOGIES AG         SPONSORED ADR     45662N103        91       10,000            SHARED  1                10,000
INTERNATIONAL COAL GRP INC N     COM               45928H106       599       63,000            SHARED  2                63,000
INVITROGEN CORP                  NOTE 1.500% 2/1   46185RAK6      6780    8,000,000            SHARED  1             8,000,000
ISHARES INC                      MSCI JAPAN        464286848       676       50,000            SOLE    NONE 50,000
I2 TECHNOLOGIES INC              COM NEW           465754208        47      159,500  PUT       SHARED  1               159,500
ITC DELTACOM INC                 COM PAR 0.01      45031T872       542      430,222            SHARED  2               430,222
JETBLUE AWYS CORP                NOTE 3.500% 7/1   477143AB7     17233   18,757,000            SHARED  1            18,757,000
LEAR CORP                        COM               521865105      1660      200,000  PUT       SHARED  2               200,000
LEVEL 3 COMMNUICATIONS INC       NOTE 2.875% 7/1   52729NBA7      4679    7,427,000            SHARED  1             7,427,000
LODGIAN INC                      COM PAR .01       54021P403       735       68,738            SHARED  2                68,738
LUCENT TECHNOLOGIES INC          DBCV 2.750% 6/1   549463AH0     20600   20,000,000            SHARED  1            20,000,000
MASCO CORP                       NOTE 7/2          574599BB1     24032   52,891,000            SHARED  1            52,891,000
MECHEL OAO                       SPONSORED ADR     583840103       302       12,500            SOLE    NONE 12,500
MEDTRONIC INC                    DBCV 1.250% 9/1   585055AD8     18552   18,300,000            SHARED  1            18,300,000
MEDTRONIC INC                    COM               585055106      2000    5,000,000  CALL      SHARED  1             5,000,000
MERCURY INTERACTIVE CORP         COM               589405109         8      100,000  CALL      SHARED  1               100,000
MICRON TECHNOLOGY INC            COM               595112103        15      300,000  PUT       SHARED  1               300,000
MOBILE TELESYSTEMS OJSC          SPONSORED ADR     607409109       280        8,000            SOLE    NONE  8,000
NABI BIOPHARMACEUTICALS          COM               629519109     10425      150,000  CALL      SHARED  2               150,000
NABORS INDS INC                  NOTE 6/1          629568AL0      5900    5,000,000            SHARED  1             5,000,000
NEWS AMER INC                    NOTE 2/2          652482AZ3      8978   15,250,000            SHARED  1            15,250,000
NOKIA CORP                       SPONSORED ADR     654902204      7000      500,000  CALL      SHARED  1            50,000,000
NOVELL INC                       DBCV 0.500% 7/1   670006AC9      6175    6,500,000            SHARED  1             6,500,000
NTL INC DEL                      COM               62940M104     10699      157,155            SHARED  2               157,155
ON SEMICONDUCTOR CORP            NOTE 4/1          682189AB1      9623   12,105,000            SHARED  1            12,105,000
OWENS ILL INC                    COM               690768403      8600    2,000,000  PUT       SHARED  2             2,000,000
PLACER DOME INC                  DBCV 2.750% 10/1  725906AK7      5875    4,738,000            SHARED  1             4,738,000
PRICELINE COM INC                NOTE 1.000% 8/0   741503AC0      2610    3,000,000            SHARED  1             3,000,000
SABRE HLDGS CORP                 CL A              785905100       955       39,600            SHARED  2                39,600
SEPRACOR INC                     NOTE 10/1         817315AW4      7092    7,500,000            SHARED  1             7,500,000
SLM CORP                         DBCV 7/2          78442PAC0     41856   40,785,000            SHARED  1            40,785,000
SOLECTRON CORP                   NOTE 0.500% 2/1   834182AT4      9523   13,000,000            SHARED  1            13,000,000
TELEWEST GLOBAL INC              COM               87956T107      1412       59,283            SHARED  2                59,283
UNITED MICROELECTRONICS CORP     SPONSORED ADR     910873207        37       11,975            SOLE    NONE 11,975
VECTOR GROUP LTD                 NOTE 6.250% 7/1   92240MAC2      9489    9,745,000            SHARED  1             9,745,000
WATSON PHARMACEUTICALS INC       DBCV 1.750% 3/1   942683AC7     23398   24,500,000            SHARED  1            24,500,000
WATSON PHARMACEUTICALS INC       COM               942683103       310      100,000  PUT       SHARED  1               100,000
                                                                724399
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